STOCK OPTIONS (Details 2) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares
Beginning Balance		343,333	339,511	339,511
Granted		78,250		70,000
Exercised				(23,767)
Forfeited or expired		(71,916)		(42,411)
Ending Balance	349,668	349,668		343,333	339,511
Exercisable at June 30, 2013	243,592	243,592		224,133
Weighted-Average Exercise Price
Beginning Balance		$ 14.75	$ 16.80	$ 16.80
Granted		$ 4.43		$ 16.60
Exercised			$ 16,545	$ 9.40	$ 653,150
Forfeited or expired		$ 13.38		$ 30.76
Ending Balance	$ 12.45	$ 12.45		$ 14.75	$ 16.80
Exercisable at June 30, 2013	$ 11.34	$ 11.34		$ 10.60
Weighted-Average Remaining Contractual Term
Beginning Balance		6 years 9 months	6 years 1 month 10 days	6 years 1 month 10 days
Ending Balance	4 years 10 months 10 days	4 years 10 months 10 days		6 years 9 months	6 years 1 month 10 days
Aggregate Intrinsic Value
Beginning Balance			$ 885,300	$ 885,300
Ending Balance				$ 885,300